CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 5)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Financial Assets:
Cash and cash equivalents		$ 63,998,000		$ 24,992,000		$ 8,190,000
Trade and other receivables		3,656,000		3,374,000
Investments		14,349,000		16,657,000
Financial Assets		94,233,000		57,334,000
Financial Liabilities:
Accounts payable and accrued liabilities	$ 8,590,000	8,590,000	$ 7,178,000	7,178,000
Debt obligations, beginning		508,000		615,000	$ 1,002		$ 0
Warrants on investment		1,625,000		0
Share purchase warrants	20,337,000	20,337,000	$ 0	0
Financial Liabilities		31,060,000		7,793,000
Restricted cash and investments		12,001,000		12,018,000
Elliot Lake Reclamation Trust Fund
Financial Liabilities:
Restricted cash and investments	$ 2,866,000	2,866,000		2,883,000
Equity Instruments (Shares)
Financial Assets:
Investments		14,349,000		16,657,000
Equity Instruments (Warrants)
Financial Assets:
Investments		229,000		293,000
Credit Facility Pledged Assets
Financial Liabilities:
Restricted cash and investments		9,000,000		9,000,000
Reclamation Letter of Credit Collateral
Financial Liabilities:
Restricted cash and investments		$ 135,000		$ 135,000